Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vest US Large Cap 10% Buffer Strategies Fund | Vest US Large Cap 10% Buffer Strategies Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	11.51%	15.54%	19.05%	(9.88%)	12.51%	10.56%	17.71%	(2.19%)	11.85%
Vest US Large Cap 20% Buffer Strategies Fund | Vest US Large Cap 20% Buffer Strategies Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	8.72%	10.48%	13.87%	(7.10%)	15.72%	13.66%	30.72%	(7.00%)	19.17%
Vest S&P 500 Dividend Aristocrats Target Income Fund | Vest S&P 500 Dividend Aristocrats Target Income Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	6.12%	5.37%	6.75%	(7.12%)	24.50%	7.34%	26.06%	(4.26%)
Vest Bitcoin Strategy Managed Volatility Fund | Vest Bitcoin Strategy Managed Volatility Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	(13.08%)	96.45%	100.76%	(50.92%)